Liability under insurance contracts and reinsurance contracts - Summary of changes in the remaining coverage elements and occurrence elements of net insurance contract liabilities (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		₩ (10,654)
Beginning balance - Insurance contract liabilities	[1]	48,334,232
Beginning balance - Net insurance contract liabilities		48,323,578
Insurance service expenses - Changes in incident fulfillment cash flow		2,131,560	₩ 1,748,779	₩ 1,667,870
Insurance finance income and expenses - Current profit or loss		(99,439)	(516,097)	807,964
Insurance finance income and expenses		(99,439)	(516,097)	807,964
Ending balance - Insurance contract assets		(5,639)	(10,654)
Ending Balance - Insurance contract liabilities	[1]	51,124,991	48,334,232
Ending balance - Net insurance contract liabilities		51,119,352	48,323,578
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		(444)	0
Beginning balance - Insurance contract liabilities		48,229,566	45,818,762
Beginning balance - Net insurance contract liabilities		48,229,122	45,818,762
Insurance income - Retroactive modification method		(1,354,769)	(1,484,047)
Insurance income - fair value law method		(968,200)	(958,369)
Insurance income - Etc.		(729,030)	(417,542)
Insurance income		(3,051,999)	(2,859,958)
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		1,646,968	1,513,580
Insurance service expenses - Amortization of insurance acquisition Cash flows		360,411	262,280
Insurance service expenses - Etc.		(48,330)	(37,596)
Insurance service expenses		2,055,165	1,714,372
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		1,779,260	2,218,473
Insurance finance income and expenses - Other comprehensive income		3,171,458	2,960,994
Insurance finance income and expenses		4,950,718	5,179,467
Cash flow for the period - Insurance premium received		6,897,049	6,209,129
Cash flow for the period - Insurance acquisition cash flow payment		(1,586,104)	(979,176)
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(1,590,554)	(1,498,217)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		(4,941,397)	(5,355,137)
Cash flow for the period		(1,221,006)	(1,623,401)
Other increase/decrease		(9)	(120)
Ending balance - Insurance contract assets		(1,051)	(444)	0
Ending Balance - Insurance contract liabilities		50,963,042	48,229,566	45,818,762
Ending balance - Net insurance contract liabilities		50,961,991	48,229,122	45,818,762
Costs Related To Onerous Contracts [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Costs related to onerous contracts		67,934
Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		28,182	11,468
Insurance service expenses - Costs related to onerous contracts			(35,360)
Remaining coverage elements - Excluding loss factors [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		(493)	0
Beginning balance - Insurance contract liabilities		45,517,567	43,128,619
Beginning balance - Net insurance contract liabilities		45,517,074	43,128,619
Insurance income - Retroactive modification method		(1,354,769)	(1,484,047)
Insurance income - fair value law method		(968,200)	(958,369)
Insurance income - Etc.		(730,549)	(417,542)
Insurance income		(3,053,518)	(2,859,958)
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Amortization of insurance acquisition Cash flows		360,411	262,280
Insurance service expenses - Etc.		(28,208)	(21,048)
Insurance service expenses		332,203	241,232
Investment factors and insurance premium refund		(4,769,963)	(5,281,435)
Insurance finance income and expenses - Current profit or loss		1,697,955	2,134,312
Insurance finance income and expenses - Other comprehensive income		3,125,467	2,924,797
Insurance finance income and expenses		4,823,422	5,059,109
Cash flow for the period - Insurance premium received		6,897,049	6,209,129
Cash flow for the period - Insurance acquisition cash flow payment		(1,586,104)	(979,176)
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(6,708)	(715)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		5,304,237	5,229,238
Other increase/decrease		(3)	269
Ending balance - Insurance contract assets		(1,266)	(493)	0
Ending Balance - Insurance contract liabilities		48,154,718	45,517,567	43,128,619
Ending balance - Net insurance contract liabilities		48,153,452	45,517,074	43,128,619
Remaining coverage elements - Excluding loss factors [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Costs related to onerous contracts		0
Remaining coverage elements - Excluding loss factors [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		0	0
Insurance service expenses - Costs related to onerous contracts			0
Remaining coverage elements - Loss factor [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		884,042	880,115
Beginning balance - Net insurance contract liabilities		884,042	880,115
Insurance income - Retroactive modification method		0	0
Insurance income - fair value law method		0	0
Insurance income - Etc.		1,501	0
Insurance income		1,501	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		(20,122)	(16,548)
Insurance service expenses		47,812	(51,908)
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		17,375	21,300
Insurance finance income and expenses - Other comprehensive income		42,685	35,025
Insurance finance income and expenses		60,060	56,325
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		0	0
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		(6)	(490)
Ending balance - Insurance contract assets		0	0	0
Ending Balance - Insurance contract liabilities		993,409	884,042	880,115
Ending balance - Net insurance contract liabilities		993,409	884,042	880,115
Remaining coverage elements - Loss factor [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Costs related to onerous contracts		67,934
Remaining coverage elements - Loss factor [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		0	0
Insurance service expenses - Costs related to onerous contracts			(35,360)
Accident factors that occur [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		49	0
Beginning balance - Insurance contract liabilities		1,827,957	1,810,028
Beginning balance - Net insurance contract liabilities		1,828,006	1,810,028
Insurance income - Retroactive modification method		0	0
Insurance income - fair value law method		0	0
Insurance income - Etc.		18	0
Insurance income		18	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		1,646,968	1,513,580
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		0	0
Insurance service expenses		1,675,150	1,525,048
Investment factors and insurance premium refund		4,769,963	5,281,435
Insurance finance income and expenses - Current profit or loss		63,930	62,861
Insurance finance income and expenses - Other comprehensive income		3,306	1,172
Insurance finance income and expenses		67,236	64,033
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(1,583,846)	(1,497,502)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		(4,941,397)	(5,355,137)
Cash flow for the period		(6,525,243)	(6,852,639)
Other increase/decrease		0	101
Ending balance - Insurance contract assets		215	49	0
Ending Balance - Insurance contract liabilities		1,814,915	1,827,957	1,810,028
Ending balance - Net insurance contract liabilities		1,815,130	1,828,006	₩ 1,810,028
Accident factors that occur [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Costs related to onerous contracts		0
Accident factors that occur [member] | Cash Flow Hedges | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occurred Elements Did Not Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		₩ 28,182	11,468
Insurance service expenses - Costs related to onerous contracts			₩ 0

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.